ACQUISITION AFTER BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2012
ACQUISITION AFTER BALANCE SHEET DATE [Abstract]
ACQUISITION AFTER BALANCE SHEET DATE
29.  ACQUISITION AFTER BALANCE SHEET DATE

In February 2013, the Partnership acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The purchase consideration was $215 million for the vessel less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million plus working capital adjustments. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A. ("LNG Shipping"), a subsidiary of Eni S.p.A in November 2012 under a charter expiring in December 2017. The acquisition of the Golar Maria was deemed accretive to the Partnership's distributions.

The Partnership will account for the acquisition of the Golar Maria as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The Partnership is in the process of finalizing the accounting for the acquisition and amounts shown below are provisional. Additional business combination disclosures will be presented in the Partnership's next available interim report.

The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The provisional fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			February 7, 2013
Purchase consideration		(1)	122,379
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	—	(2)
Subtotal			(122,379)
Difference between the purchase price and fair value of net assets acquired			—

(1) This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

(2) This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.